Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Subsequent Events

19.Subsequent Events

Management has evaluated all subsequent events through May 13, 2025, which was the date the financial statements were available to be issued. The Company has determined that there are no subsequent events to be reported other than those listed below.

As discussed in Note 1, Description of Business and Basis of Presentation, on April 15, 2025, pursuant to the terms of the Merger Agreement entered into on December 17, 2024, Merger Sub merged with and into the Company, with the Company surviving as a wholly-owned subsidiary of Cara. The Merger will be accounted for as an in-substance reverse recapitalization of Cara by Tvardi. Under this method of accounting, Tvardi will be considered the accounting acquirer for financial reporting purposes.

Upon the closing of the Merger:

●	Cara changed its corporate name to Tvardi Therapeutics, Inc.

●	the business of the Company continues as the business of the surviving corporation.

●	each outstanding share of common stock of Tvardi (including the shares of common stock issuable upon conversion of all shares of preferred stock of Tvardi prior to the Merger), $0.001 par value per share (Tvardi common stock), was converted into 6,539,404 shares of Cara common stock in the aggregate, based on a ratio calculated in accordance with the Merger Agreement (the Exchange Ratio);

●	The Company received approximately $23.8 million in cash and cash equivalents in accordance with the Merger Agreement.

●	the outstanding Convertible Notes of Tvardi were converted into 1,265,757 shares of Cara common stock, pursuant to the terms of the Convertible Notes.

●	each then outstanding and unexercised option to purchase shares of Tvardi common stock immediately prior to Closing were assumed by Cara and was converted into an option to purchase Cara common stock, with necessary adjustments to the number of shares and exercise price to reflect the Exchange Ratio.

Immediately following the Merger, stockholders of Tvardi owned approximately 84.5% of the outstanding common stock of the combined company on a fully diluted basis.

In addition, on April 15, 2025, immediately prior to the closing of the Merger, Cara (i) effected a 1-for-3 reverse stock split of its common stock and (ii) increased its authorized shares of common stock to 150,000,000.

Upon the closing of the Merger, the Company’s 2025 Equity Incentive Plan (the 2025 Plan) and 2025 Employee Stock Purchase Plan (the 2025 ESPP), both approved during a special meeting of Cara’s stockholders on April 1, 2025, also became effective, following the reverse stock split.

As of the effective time of the Merger, there were 935,554 and 93,555 shares of the Company’s common stock available for grant under the 2025 Plan and 2025 ESPP, respectively. The number of shares initially reserved and available for issuance under the 2025 Plan may be increased at the discretion of the Company’s board of directors on January 1 of each year for a period of five years, commencing on January 1, 2026 and ending on January 1, 2030, in an amount not to exceed 5% of the total number of shares of the Fully Diluted Common Stock (as defined in the 2025 Plan) determined on December 31 of the preceding year. The number of shares initially reserved for issuance under the 2025 will automatically increase on January 1 of each year for a period of up to ten years, beginning on January 1, 2026 and continuing through and including January 1, 2035, by an amount equal to the lesser of (i)  1% of the total number of shares of the Fully Diluted Common Stock (as defined in the 2025 ESPP) determined on December 31 of the preceding year, and (ii) a number of shares equal to three times the Initial Share Reserve. Notwithstanding the foregoing, the Company’s board of directors may act prior to January 1st of a given year to provide that the increase for such year will be a lesser number of shares.

19.Subsequent Events

Management has evaluated all subsequent events through April 1, 2025, which was the date the financial statements were available to be issued. The Company has determined that there are no subsequent events to be reported other than those listed below.

On February 14, 2025, Cara’s Form S-4/A as filed regarding its proposed merger with Tvardi, was deemed effective by the SEC. Refer to Note 1, Nature of the Business and Basis of Presentation, for further detail on the proposed merger.

On April 1, 2025, Cara held its Special Meeting of Stockholders, at which Cara stockholders approved all six proposals related to its proposed merger with Tvardi.

Cara Therapeutics, Inc.
Subsequent Events

18.Subsequent Events

Consummation of Merger Agreement

On April 15, 2025, Cara, Merger Sub, and Tvardi consummated the transactions contemplated by the Merger Agreement following a Special Meeting (as described below) of Cara’s stockholders. Effective at 4:01 p.m. Eastern Time on April 15, 2025, Cara effected the 2025 Reverse Stock Split (as described below), and effective at 4:02 p.m. Eastern Time on April 15, 2025, Cara increased its authorized shares of common stock to 150,000,000. Effective at 4:03 p.m. Eastern Time on April 15, 2025, pursuant to the Certificate of Merger, Merger Sub was merged with and into Tvardi and Tvardi became a wholly owned subsidiary of Cara. Effective at 4:04 p.m. Eastern Time on April 15, 2025, Cara changed its name to “Tvardi Therapeutics, Inc.”. Following the completion of the Merger, the business conducted by Cara became primarily the business conducted by Tvardi, which is a clinical-stage biopharmaceutical company focused on the development of novel, oral small molecule therapies targeting STAT3 to treat fibrosis-driven diseases with significant unmet need.

Under the terms of the Merger, immediately prior to the effective time of the Merger, each share of Tvardi’s preferred stock was converted into one share of Tvardi’s common stock. At the effective time of the Merger, Cara issued an aggregate of 7,805,161 shares of its common stock to Tvardi’s stockholders and holders of outstanding convertible promissory notes, or the Convertible Notes, of Tvardi, based on (i) an exchange ratio of 0.1341 shares of Cara’s common stock for each share of Tvardi common stock outstanding immediately prior to the Merger, including those shares of common stock issued upon conversion of the Tvardi preferred stock (but excluding shares of Tvardi’s common stock held (a) as treasury stock by Tvardi, (b) by Cara, Merger Sub, or any subsidiary of Cara or Tvardi or (c) as dissenting shares of Tvardi’s common stock) and (ii) the automatic conversion of the Convertible Notes, with an aggregate principal amount of approximately $28,300 and approximately $800 in accrued interest, into shares of Cara’s common stock pursuant to the terms of the Convertible Notes, resulting in approximately 9.4 million shares of the Combined Company’s common stock being issued and outstanding immediately following the effective time of the Merger. Immediately following the Merger, pre-Merger Cara equity holders owned, in the aggregate, approximately 15.4% of the Combined Company’s common stock, pre-Merger Tvardi equity holders owned, in the aggregate, approximately 72.0% of the Combined Company’s common stock, and former holders of Convertible Notes owned, in the aggregate, approximately 12.5% of the Combined Company’s common stock, in each case, calculated on a fully diluted basis.

Further, upon closing of the Merger, certain of the options to purchase Cara’s common stock held by non-executive employees and directors and restricted stock units held by directors fully vested, pursuant to the terms of the Merger Agreement. Additionally, the options and restricted stock units held by Cara’s remaining executives prior to the closing accelerated upon closing, pursuant to change-in-control language within preexisting employment agreements or separation agreements.

The issuance of the shares of Cara’s common stock to the former stockholders of Tvardi and the holders of the Convertible Notes was registered with the SEC on Cara’s Registration Statement on Form S-4 (File No. 333-283900), as amended and declared effective by the SEC on February 14, 2025 (the “Registration Statement”).

The shares of Cara’s common stock, which traded on the Nasdaq Capital Market through the close of business on Tuesday, April 15, 2025 under the ticker symbol “CARA,” commenced trading on The Nasdaq Capital Market on a post-2025 Reverse Stock Split adjusted basis under the ticker symbol “TVRD” on April 16, 2025. The Combined Company’s common stock is represented by a new CUSIP number, 140755 307.

The foregoing description of the Merger and the Merger Agreement contained herein does not purport to be complete and is qualified in its entirety by reference to the full text of the Merger Agreement, which was filed as Exhibit 2.1 on the Current Report on Form 8-K filed by Cara on December 18, 2024.

Closing of APA and Asset Disposition

As previously disclosed, on December 17, 2024, the Cara Sellers entered into the APA with Vifor Fresenius Medical Care Renal Pharma, Ltd., a majority-owned, indirect subsidiary of CSL Vifor, pursuant to which, at the consummation of the transaction, Cara Sellers sold to CSL Vifor and CSL Vifor acquired from Cara Sellers certain assets and rights for the development, manufacture and commercialization of difelikefalin as well as certain associated liabilities for a purchase price of $900 (subject to certain adjustments with respect to inventory). The Asset Disposition closed on April 15, 2025.

Pursuant to the APA, in connection with the consummation of the Asset Disposition, CSL Vifor and HCR entered into a letter agreement with Cara providing that CSL Vifor and HCR would enter into an amended and restated purchase agreement to amend and replace the Original HCR Agreement, by and among Cara Royalty Sub, HCRX and HCR. Upon entering into the amended and restated purchase agreement, effective as of the closing of the Asset Disposition: (i) CSL Vifor became obligated to make certain payments to HCR from and after the date thereof relating to certain revenue and/or royalties from difelikefalin, (ii) each of the Contribution Agreement, the License Agreement and the Pledge Agreement (each as defined in the Original HCR Agreement) were terminated, and (iii) Cara Sellers had no further payment or other obligations to HCR under the Original HCR Agreement. Additionally, pursuant to the APA, at the consummation of the Asset Disposition, Cara paid CSL Vifor $3,000 to compensate CSL Vifor for the estimated incremental future expenses incurred by CSL Vifor as a result of the transfer of the assets acquired and the liabilities assumed by it in connection with the Asset Disposition.

All future payments to HCR subsequent to April 15, 2025, including other non-cash revenue earned by Cara in the first quarter of 2025, will be made by CSL Vifor. As a result, Cara fully reserved for $373 of accounts receivable, net – related party by recording bad debt expense on April 15, 2025 for CSL Vifor, and also fully reserved for $950 of other receivables by recording bad debt expense on April 15, 2025 for Maruishi since Cara will not receive any future revenue payments to pay HCR.

In connection with the consummation of the Merger and Asset Disposition, approximately $2,000 of success and legal fees were paid to Piper Sandler.

Assignment of Difelikefalin Agreements

In connection with the Asset Disposition, Cara assigned the following agreements related to difelikefalin to CSL Vifor:

●	License Agreement dated April 4, 2013 and related API supply agreement by and between Cara and Maruishi;

●	License and API Supply Agreement effective as of April 16, 2012, as amended on May 1, 2012, by and between Cara and CKDP;

●	API Commercial Supply Agreement effective as of July 5, 2021 between Cara and PPL; and

●	Master MSA effective as of June 27, 2019 between Cara and Patheon.

The foregoing description of the APA and the Asset Disposition and related transactions does not purport to be complete and is qualified in its entirety by reference to the full text of the APA, which was filed as Exhibit 10.4 to the Current Report on Form 8-K filed by Cara on December 18, 2024.

2025 Reverse Stock Split

As previously disclosed, at a special meeting of Cara’s stockholders held on April 1, 2025 (the “Special Meeting”), Cara’s stockholders approved (i) an amendment to Cara’s amended and restated certificate of incorporation to effect the 2025 Reverse Stock Split and (ii) an amendment to Cara’s amended and restated certificate to increase the authorized number of shares of Cara’s common stock from 16,666,667 shares to 150,000,000 shares. On April 15, 2025, Cara amended its amended and restated certificate of incorporation to (i) effect the 2025 Reverse Stock Split, effective as of 4:01 p.m. Eastern Time on April 15, 2025 and (ii) to increase the authorized number of shares of Cara’s common stock from 16,666,667 shares to 150,000,000 shares, effective as of 4:02 p.m. Eastern Time on April 15, 2025.

As a result of the 2025 Reverse Stock Split, every three shares of Cara’s common stock held by a stockholder immediately prior to the 2025 Reverse Stock Split were combined and reclassified into one share of Cara’s common stock. As such, immediately following the 2025 Reverse Stock Split, there were approximately 1.5 million shares of Cara’s common stock outstanding.

No fractional shares were issued in connection with the 2025 Reverse Stock Split. Any fractional shares resulting from the 2025 Reverse Stock Split were rounded down to the nearest whole number, and each Cara stockholder who would otherwise be entitled to a fraction of a share of common stock upon the 2025 Reverse Stock Split was entitled to receive a cash payment in lieu thereof at a price equal to the fraction to which the stockholder would otherwise have been entitled multiplied by the closing price of Cara’s common stock on April 14, 2025.

On April 15, 2025, Cara also amended its amended and restated certificate of incorporation to effect the Name Change, effective as of 4:04 p.m. Eastern Time on April 15, 2025.

The foregoing descriptions of the certificates of amendment to the amended and restated certificate of incorporation of Cara are not complete and are subject in their entirety by reference to the certificates of amendment, copies of which were filed as Exhibit 3.1, Exhibit 3.2 and Exhibit 3.3, respectively, to the Current Report on Form 8-K filed by Cara on April 15, 2025.

Departure of Officers

On April 15, 2025, effective upon the closing of the Merger, the employment of each of Cara’s President and Chief Executive Officer, Chief Financial Officer, and General Counsel, Secretary and Chief Compliance Officer, respectively, was terminated. In connection with their termination of employment, each entered into side letters with Cara which provided for (i) in the case of the Chief Executive Officer, a lump sum payment equal to 18 months of his current base salary, a lump sum payment equal to one and a half times his 2025 target annual bonus and payment of applicable COBRA premiums for up to 18 months following termination, (ii) in the case of the Chief Financial Officer, a lump sum payment equal to 12 months of his current base salary, a lump sum payment equal to his 2025 target annual bonus and payment of applicable COBRA premiums for up to 12 months following termination, and (iii) in the case of the Chief Compliance Officer, a lump sum payment equal to 12 months of his current base salary, a lump sum payment equal to his 2025 target annual bonus and payment of applicable COBRA premiums for up to 12 months following termination. Each executed a release of claims in favor of Cara as a condition to receiving their respective severance benefits. As a result of the closing of the Merger on April 15, 2025, Cara paid approximately $5,400 in aggregate for severance payments to all ten remaining employees of Cara that were terminated at closing, including the Chief Executive Officer, Chief Financial Officer and Chief Compliance Officer above. The Combined Company expects to pay these ten former Cara employees approximately $300 in aggregate for estimated COBRA premiums. The terms of the side letters are pursuant to, and consistent with, the terms of the Cara Therapeutics, Inc. Severance Plan and Form of Participation Agreement, which was filed as Exhibit 10.14 to the Annual Report on Form 10-K filed by Cara on March 1, 2022, and the Chief Executive Officer Employment Agreement, which was filed as Exhibit 10.1 to the Current Report on Form 8-K filed by Cara on November 3, 2021, as applicable.

2018 Equity Incentive Plan

The Combined Company assumed, effective as of the closing of the Merger, the 2018 Equity Incentive Plan of Tvardi (the “2018 Plan”), as well as the outstanding awards granted thereunder, the award agreements evidencing the grants of such awards and the remaining shares available under the 2018 Plan, including any awards granted to the Combined Company’s named executive officers, in each case subject to applicable adjustments in the manner set forth in the Merger Agreement to such awards. A copy of the 2018 Plan, as well as the forms of option grant notice and option agreement and forms of restricted stock unit grant notice and unit award agreement were filed as Exhibits 10.24, 10.25 and 10.26, respectively, to the Registration Statement on Form S-4 filed with the SEC on December 18, 2024.

2025 Equity Incentive Plan

At the Special Meeting, Cara’s stockholders considered and approved the Combined Company’s 2025 Equity Incentive Plan (the “2025 Plan”), which became effective at the closing of the Merger and following the 2025 Reverse Stock Split. As of the effective time of the Merger, there were 935,554 shares of the Combined Company’s common stock available for grant under the 2025 Plan. In addition, the number of shares initially reserved and available for issuance under the 2025 Plan may be increased at the discretion of the Combined Company’s Board of Directors (and without any further action by the Combined Company’s stockholders) on January 1 of each year for a period of five years, commencing on January 1, 2026 and ending on January 1, 2030, in an amount not to exceed 5% of the total number of shares of the Fully Diluted Common Stock (as defined in the 2025 Plan) determined on December 31 of the preceding year, if the Combined Company’s Board of Directors acts prior to January 1 of a given year to provide that the increase for such year will occur and to determine the applicable number of additional shares of the Combined Company’s common stock. In the absence of action by the Combined Company’s Board of Directors, no such increase will automatically occur. A copy of the 2025 Plan, forms of option grant notices and option agreements and forms of restricted stock unit grant notice and unit award agreement, was attached to the Current Report on Form 8-K on April 15, 2025 as Exhibits 10.14, 10.15 and 10.16, respectively.

2025 Employee Stock Purchase Plan

At the Special Meeting, Cara’s stockholders considered and approved the Combined Company’s 2025 Employee Stock Purchase Plan (the “2025 ESPP”), which became effective at the closing of the Merger and following the 2025 Reverse Stock Split. As of the effective time of the Merger, there were 93,555 shares of the Combined Company’s common stock reserved for issuance under the 2025 ESPP (the “Initial Share Reserve”). Additionally, the number of shares of common stock reserved for issuance under the 2025 ESPP will automatically increase on January 1 of each year for a period of up to ten years, beginning on January 1, 2026 and continuing through and including January 1, 2035, by an amount equal to the lesser of (i) 1% of the total number of shares of the Fully Diluted Common Stock (as defined in the 2025 ESPP) determined on December 31 of the preceding year, and (ii) a number of shares equal to three times the Initial Share Reserve. Notwithstanding the foregoing, the Combined Company’s Board of Directors may act prior to January 1st of a given year to provide that the increase for such year will be a lesser number of shares. A copy of the 2025 ESPP was attached to the Current Report on Form 8-K on April 15, 2025 as Exhibit 10.18.

23.Subsequent Events

Nasdaq Continued Listing Rules

On January 14, 2025, based on the Compliance Plan (see Note 1, Business), which contemplates the closing of the proposed Merger between the Company and Tvardi (the “Combined Company”), Nasdaq granted the Company an extension until May 19, 2025 to regain compliance with the Stockholders’ Equity Requirement.

The Merger will constitute a “change of control” for purposes of Nasdaq’s listing rules and will require that the Combined Company comply with all applicable criteria for initial listing on the Nasdaq Capital Market, including a higher bid price requirement and higher Stockholders’ Equity Requirement. The parties intend to satisfy each of the applicable listing criteria upon completion of the proposed Merger such that the Combined Company will remain listed on the Nasdaq Capital Market.

On January 16, 2025, the Company received a letter from Nasdaq notifying the Company that it has regained compliance with the bid price requirement. The closing bid price of the Company’s common stock was at or above $1.00 per share for ten consecutive business days, and Nasdaq considers the matter closed.

Consummation of Merger Agreement

On April 15, 2025, the Company, CT Convergence Merger Sub, Inc., a wholly owned subsidiary of the Company (“Merger Sub”), and Tvardi consummated the transactions contemplated by the Merger Agreement following a Special Meeting (as further described below) of the Company’s stockholders. Effective at 4:01 p.m. Eastern Time on April 15, 2025, the Company effected the 2025 Reverse Stock Split (as further described below), and effective at 4:02 p.m. Eastern Time on April 15, 2025, the Company increased its authorized shares of common stock to 150,000,000. Effective at 4:03 p.m. Eastern Time on April 15, 2025, pursuant to the Certificate of Merger, Merger Sub was merged with and into Tvardi and Tvardi became a wholly owned subsidiary of the Company. Effective at 4:04 p.m. Eastern Time on April 15, 2025, the Company changed its name to “Tvardi Therapeutics, Inc.” (the “Name Change”). Following the completion of the Merger, the business conducted by the Company became primarily the business conducted by Tvardi, which is a clinical-stage biopharmaceutical company focused on the development of novel, oral small molecule therapies targeting STAT3 to treat fibrosis-driven diseases with significant unmet need.

Under the terms of the Merger, immediately prior to the effective time of the Merger, each share of Tvardi’s preferred stock was converted into one share of Tvardi’s common stock. At the effective time of the Merger, the Company issued an aggregate of 7,805,161 shares of its common stock to Tvardi’s stockholders and holders of outstanding convertible promissory notes, or the Convertible Notes, of Tvardi, based on (i) an exchange ratio of 0.1341 shares of the Company’s common stock for each share of Tvardi common stock outstanding immediately prior to the Merger, including those shares of common stock issued upon conversion of the Tvardi preferred stock (but excluding shares of Tvardi’s common stock held (a) as treasury stock by Tvardi, (b) by the Company, Merger Sub, or any subsidiary of the Company or Tvardi or (c) as dissenting shares of Tvardi’s common stock) and (ii) the automatic conversion of the Convertible Notes, with an aggregate principal amount of approximately $28,300 and approximately $800 in accrued interest, into shares of the Company’s common stock pursuant to the terms of the Convertible Notes, resulting in approximately 9.4 million shares of the Combined Company’s common stock being issued and outstanding immediately following the effective time of the Merger. Immediately following the Merger, pre-Merger Company equity holders owned, in the aggregate, approximately 15.4% of the Combined Company’s common stock, pre-Merger Tvardi equity holders owned, in the aggregate, approximately 72.0% of the Combined Company’s common stock, and former holders of Convertible Notes owned, in the aggregate, approximately 12.5% of the Combined Company’s common stock, in each case, calculated on a fully diluted basis.

Further, upon closing of the Merger, certain of the options to purchase the Company’s common stock held by non-executive employees and directors and restricted stock units held by directors fully vested, pursuant to the terms of the Merger Agreement. Additionally, the options and restricted stock units held by the Company’s remaining executives prior to the closing accelerated upon closing, pursuant to change-in-control language within preexisting employment agreements or separation agreements.

The issuance of the shares of the Company’s common stock to the former stockholders of Tvardi and the holders of the Convertible Notes was registered with the SEC on Cara’s Registration Statement on Form S-4 (File No. 333-283900), as amended and declared effective by the SEC on February 14, 2025 (the “Registration Statement”).

The shares of the Company’s common stock, which traded on the Nasdaq Capital Market through the close of business on Tuesday, April 15, 2025 under the ticker symbol “CARA,” commenced trading on The Nasdaq Capital Market on a post-2025 Reverse Stock Split adjusted basis under the ticker symbol “TVRD” on April 16, 2025. The Combined Company’s common stock is represented by a new CUSIP number, 140755 307.

The foregoing description of the Merger and the Merger Agreement contained herein does not purport to be complete and is qualified in its entirety by reference to the full text of the Merger Agreement, which was filed as Exhibit 2.1 on the Current Report on Form 8-K filed by the Company on December 18, 2024.

Closing of APA and Asset Disposition

As previously disclosed, on December 17, 2024, the Company and Cara Royalty Sub (the “Cara Sellers”) entered into the APA with Vifor Fresenius Medical Care Renal Pharma, Ltd., a majority-owned, indirect subsidiary of CSL Vifor, pursuant to which, at the consummation of the transaction, Cara Sellers sold to CSL Vifor and CSL Vifor acquired from Cara Sellers certain assets and rights for the development, manufacture and commercialization of difelikefalin as well as certain associated liabilities for a purchase price of $900 (subject to certain adjustments with respect to inventory). The Asset Disposition closed on April 15, 2025.

Pursuant to the APA, in connection with the consummation of the Asset Disposition, CSL Vifor and HCR entered into a letter agreement with the Company providing that CSL Vifor and HCR would enter into an amended and restated purchase agreement to amend and replace the Original HCR Agreement, by and among Cara Royalty Sub, HCRX and HCR. Upon entering into the amended and restated purchase agreement, effective as of the closing of the Asset Disposition: (i) CSL Vifor became obligated to make certain payments to HCR from and after the date thereof relating to certain revenue and/or royalties from difelikefalin, (ii) each of the Contribution Agreement, the License Agreement and the Pledge Agreement (each as defined in the Original HCR Agreement) were terminated, and (iii) Cara Sellers had no further payment or other obligations to HCR under the Original HCR Agreement. Additionally, pursuant to the APA, at the consummation of the Asset Disposition, the Company paid CSL Vifor $3,000 to compensate CSL Vifor for the estimated incremental future expenses incurred by CSL Vifor as a result of the transfer of the assets acquired and the liabilities assumed by it in connection with the Asset Disposition.

All future payments to HCR subsequent to April 15, 2025, including other non-cash revenue to be earned by the Company in the first quarter of 2025, will be made by CSL Vifor. As a result, the Company will fully reserve for any accounts receivable, net – related party owed by CSL Vifor and any other receivables owed by Maruishi for first quarter non-cash revenue by recording bad debt expense on April 15, 2025 since the Company will not receive any future revenue payments to pay HCR subsequent to March 31, 2025.

In connection with the consummation of the Merger and Asset Disposition, approximately $2,000 of success and legal fees were paid to Piper Sandler.

Assignment of Difelikefalin Agreements

In connection with the Asset Disposition, the Company assigned the following agreements related to difelikefalin to CSL Vifor:

●	License Agreement dated April 4, 2013 and related API supply agreement by and between the Company and Maruishi;
●	License and API Supply Agreement effective as of April 16, 2012, as amended on May 1, 2012, by and between the Company and CKDP;
●	API Commercial Supply Agreement effective as of July 5, 2021 between the Company and PPL; and
●	Master MSA effective as of June 27, 2019 between the Company and Patheon.

The foregoing description of the APA and the Asset Disposition and related transactions does not purport to be complete and is qualified in its entirety by reference to the full text of the APA, which was filed as Exhibit 10.4 to the Current Report on Form 8-K filed by the Company on December 18, 2024.

2025 Reverse Stock Split

As previously disclosed, at the Special Meeting, the Company’s stockholders approved (i) an amendment to the Company’s amended and restated certificate of incorporation to effect the 2025 Reverse Stock Split and (ii) an amendment to the Company’s amended and restated certificate to increase the authorized number of shares of the Company’s common stock from 16,666,667 shares to 150,000,000 shares. On April 15, 2025, the Company amended its amended and restated certificate of incorporation to (i) effect the 2025 Reverse Stock Split, effective as of 4:01 p.m. Eastern Time on April 15, 2025 and (ii) to increase the authorized number of shares of the Company’s common stock from 16,666,667 shares to 150,000,000 shares, effective as of 4:02 p.m. Eastern Time on April 15, 2025.

As a result of the 2025 Reverse Stock Split, every three shares of the Company’s common stock held by a stockholder immediately prior to the 2025 Reverse Stock Split were combined and reclassified into one share of the Company’s common stock. As such, immediately following the 2025 Reverse Stock Split, there were approximately 1.5 million shares of the Company’s common stock outstanding.

No fractional shares were issued in connection with the 2025 Reverse Stock Split. Any fractional shares resulting from the 2025 Reverse Stock Split were rounded down to the nearest whole number, and each Company stockholder who would otherwise be entitled to a fraction of a share of common stock upon the 2025 Reverse Stock Split was entitled to receive a cash payment in lieu thereof at a price equal to the fraction to which the stockholder would otherwise have been entitled multiplied by the closing price of the Company’s common stock on April 14, 2025.

On April 15, 2025, the Company also amended its amended and restated certificate of incorporation to effect the Name Change, effective as of 4:04 p.m. Eastern Time on April 15, 2025.

The foregoing descriptions of the certificates of amendment to the amended and restated certificate of incorporation of the Company are not complete and are subject in their entirety by reference to the certificates of amendment, copies of which were filed as Exhibit 3.1, Exhibit 3.2 and Exhibit 3.3, respectively, to the Current Report on Form 8-K filed by the Company on April 15, 2025.

Departure of Officers

On April 15, 2025, effective upon the closing of the Merger, the employment of each of the Company’s President and Chief Executive Officer, Chief Financial Officer, and General Counsel, Secretary and Chief Compliance Officer, respectively, was terminated. In connection with their termination of employment, each entered into side letters with the Company which provided for (i) in the case of the Chief Executive Officer, a lump sum payment equal to 18 months of his current base salary, a lump sum payment equal to one and a half times his 2025 target annual bonus and payment of applicable COBRA premiums for up to 18 months following termination, (ii) in the case of the Chief Financial Officer, a lump sum payment equal to 12 months of his current base salary, a lump sum payment equal to his 2025 target annual bonus and payment of applicable COBRA premiums for up to 12 months following termination, and (iii) in the case of the Chief Compliance Officer, a lump sum payment equal to 12 months of his current base salary, a lump sum payment equal to his 2025 target annual bonus and payment of applicable COBRA premiums for up to 12 months following termination. Each executed a release of claims in favor of the Company as a condition to receiving their respective severance benefits. As a result of the closing of the Merger on April 15, 2025, the Company paid approximately $5,400 in aggregate for severance payments to all ten remaining employees of the Company that were terminated at closing, including the Chief Executive

Officer, Chief Financial Officer and Chief Compliance Officer above. The Combined Company expects to pay these ten former Company employees approximately $300 in aggregate for estimated COBRA premiums. The terms of the side letters are pursuant to, and consistent with, the terms of the Cara Therapeutics, Inc. Severance Plan and Form of Participation Agreement, which was filed as Exhibit 10.14 to the Annual Report on Form 10-K filed by the Company on March 1, 2022, and the Chief Executive Officer Employment Agreement, which was filed as Exhibit 10.1 to the Current Report on Form 8-K filed by the Company on November 3, 2021, as applicable.

2018 Equity Incentive Plan

The Combined Company assumed, effective as of the closing of the Merger, the 2018 Equity Incentive Plan of Tvardi (the “2018 Plan”), as well as the outstanding awards granted thereunder, the award agreements evidencing the grants of such awards and the remaining shares available under the 2018 Plan, including any awards granted to the Combined Company’s named executive officers, in each case subject to applicable adjustments in the manner set forth in the Merger Agreement to such awards. A copy of the 2018 Plan, as well as the forms of option grant notice and option agreement and forms of restricted stock unit grant notice and unit award agreement were filed as Exhibits 10.24, 10.25 and 10.26, respectively, to the Registration Statement on Form S-4 filed with the SEC on December 18, 2024.

2025 Equity Incentive Plan

At the Special Meeting, the Company’s stockholders considered and approved the Combined Company’s 2025 Equity Incentive Plan (the “2025 Plan”), which became effective at the closing of the Merger and following the 2025 Reverse Stock Split. As of the effective time of the Merger, there were 935,554 shares of the Combined Company’s common stock available for grant under the 2025 Plan. In addition, the number of shares initially reserved and available for issuance under the 2025 Plan may be increased at the discretion of the Combined Company’s Board of Directors (and without any further action by the Combined Company’s stockholders) on January 1 of each year for a period of five years, commencing on January 1, 2026 and ending on January 1, 2030, in an amount not to exceed 5% of the total number of shares of the Fully Diluted Common Stock (as defined in the 2025 Plan) determined on December 31 of the preceding year, if the Combined Company’s Board of Directors acts prior to January 1 of a given year to provide that the increase for such year will occur and to determine the applicable number of additional shares of the Combined Company’s common stock. In the absence of action by the Combined Company’s Board of Directors, no such increase will automatically occur. A copy of the 2025 Plan, forms of option grant notices and option agreements and forms of restricted stock unit grant notice and unit award agreement, was attached to the Current Report on Form 8-K on April 15, 2025 as Exhibits 10.14, 10.15 and 10.16, respectively.

2025 Employee Stock Purchase Plan

At the Special Meeting, the Company’s stockholders considered and approved the Combined Company’s 2025 Employee Stock Purchase Plan (the “2025 ESPP”), which became effective at the closing of the Merger and following the 2025 Reverse Stock Split. As of the effective time of the Merger, there were 93,555 shares of the Combined Company’s common stock reserved for issuance under the 2025 ESPP (the “Initial Share Reserve”). Additionally, the number of shares of common stock reserved for issuance under the 2025 ESPP will automatically increase on January 1 of each year for a period of up to ten years, beginning on January 1, 2026 and continuing through and including January 1, 2035, by an amount equal to the lesser of (i) 1% of the total number of shares of the Fully Diluted Common Stock (as defined in the 2025 ESPP) determined on December 31 of the preceding year, and (ii) a number of shares equal to three times the Initial Share Reserve. Notwithstanding the foregoing, the Combined Company’s Board of Directors may act prior to January 1st of a given year to provide that the increase for such year will be a lesser number of shares. A copy of the 2025 ESPP was attached to the Current Report on Form 8-K on April 15, 2025 as Exhibit 10.18.

Liquidity and Going Concern

The accompanying consolidated financial statements have been prepared assuming that the Combined Company will continue as a going concern, which contemplates the realization of assets and satisfaction of liabilities in the normal course of business.

Since inception, the Combined Company has incurred net operating losses and negative cash flows from operations. Following the closing of the Merger on the Closing Date, Legacy Tvardi received approximately $23,800 in cash and cash equivalents from the Company. The Combined Company expects to continue to incur significant operating losses for the foreseeable future and may never become profitable. Losses are expected to continue as the Combined Company continues to invest in research and development activities. The assessment of the Combined Company’s ability to meet its future obligations is inherently judgmental, subjective and susceptible to change. Given the inherent uncertainties in the forecast, the Combined Company considered both quantitative and qualitative factors that are known or reasonably knowable as of the date that these consolidated financial statements are issued and concluded that there are conditions present in the aggregate that raise substantial doubt about the Combined Company’s ability to continue as a going concern.

To date, the Combined Company has no products approved for marketing and sale and it has not yet recorded any revenue from product sales. The Combined Company’s ability to achieve profitability is dependent on its ability to successfully develop its lead compound, conduct clinical trials, obtain regulatory approvals, and support commercialization activities for its product candidates. Any products developed will require approval of the FDA or a foreign regulatory authority prior to commercial sale.

Since inception, the Combined Company has relied primarily on sales of redeemable convertible preferred stock and issuance of convertible debt to fund its operations. The Combined Company’s product candidates are still in the early stages of development, and substantial additional financing will be needed by the Combined Company to fund its operations and ongoing research and development efforts prior to the commercialization of its product candidates.

Significant additional funding is necessary to maintain current operations and to advance the Combined Company’s research and development activities. The Combined Company plans to seek additional funding through equity offerings or debt financings, credit or loan facilities, and strategic alliances and licensing arrangements. The Combined Company’s ability to access capital when and in the amount needed is not assured. As a result, the Combined Company has concluded that management’s plans do not alleviate substantial doubt about the Company’s ability to continue as a going concern.

The accompanying consolidated financial statements do not reflect any adjustments relating to the recoverability and reclassifications of assets and liabilities that might be necessary if the Combined Company is unable to continue as a going concern.